NATIONS LIFEGOAL FUNDS, INC.
                     Registration Nos. 333-09703; 811-07745

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


                  The undersigned hereby certifies on behalf of Nations LifeGoal Funds, Inc. (the "Company") that the forms of Prospectuses for all Portfolios of the Company that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No. 4, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on July 31, 1998.

                  IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 11th day of August, 1998.


Witness:                                  NATIONS LIFEGOAL FUNDS, INC.

By:    /s/ Louise P. Newcomb               By:    /s/ Richard H. Blank, Jr.
Name:  Louise P. Newcomb                   Name:  Richard H. Blank, Jr.
Title: Assistant Secretary                 Title: Secretary